ACQUISITION (Details Textual) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Percentage Of Debt Instrument Periodic Payment		25.00%
Debt Instrument, Interest Rate, Stated Percentage	7.50%	7.50%
Fair Value Inputs, Discount Rate		20.00%
Fair Value Inputs, Cap Rate		72.00%
Acquired Indefinite-lived Intangible Asset, Amount	$ 49,829,000	$ 49,829,000
Acquisition Costs, Period Cost		635,000
Adjustment Elimination Of Transaction Cost		600,000
Amortization	25,000
Fair Value Measurement Acquired Liability Gain Loss Included In Earnings		4,900,000
In Process Research and Development [Member]
Acquired Finite-lived Intangible Asset, Amount	47,309,000	47,309,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		4 years
License (Member)
Acquired Finite-lived Intangible Asset, Amount	1,973,000	1,973,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		3 years
Finite-Lived Intangible Assets, Net	2,000,000	2,000,000
Amortization of Intangible Assets		330,000
Warrants One [Member]
Class Of Warrant Or Right Exercisable	2,200,000	2,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	7.44	7.44
Warrants Two [Member]
Class Of Warrant Or Right Exercisable	1,100,000	1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	11.00	11.00
Eclat Pharmaceuticals [Member]
Warrants Issued During Period Warrants New Issues		3,300,000
Percentage Of Committed Earn Out Payments		20.00%
Sales Revenue, Goods, Gross		40,000,000
Eclat Pharmaceuticals [Member] | Senior Secured Six Year Note [Member]
Warrants Issued During Period Warrants New Issues		12,000,000
Hycet [Member]
Contingent Potential Cash Payment	$ 1,000,000	$ 1,000,000
Fair Value Inputs, Discount Rate		13.00%